Income taxes	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes [Abstract]
Income taxes
12.
Income taxes

The Company is subject to income taxes, in accordance with the tax laws in Mexico, Spain and Jamaica.

Current income taxes – The income tax rate for the Mexican entities is 30%. With the exception of the airports of Mexicali and Tijuana located in the Border of Mexico with the United States of America, which for year 2019 was 20%, applying the “Decreto de Estímulos Fiscales Región Fronteriza Norte” in which one third of the income tax will be applied and according to the decree published by the Government of Mexico in December 2020, the decree is extended until 2024. The tax rate for MBJA and PACKAL is 25% in Jamaica, while for DCA in Spain the tax rate is 25%.

To determine deferred income taxes as of December 31, 2021, 2022 and 2023 the Company applied the enacted tax rates to temporary differences based on their estimated reversal dates in Entities of the Company.

a.
Recoverable income taxes paid on dividends – Dividends paid to Shareholders which are not derived from the net tax income account (CUFIN) generate current income taxes and can be credited against the taxes of the Company during the year of the dividend payment and the two subsequent years in the Mexican entities.
b.
Recoverable taxes – In the regular course of operations, the Company generates receivable balances due to overpayment of tax payable, according to the calculation mechanism established in the Tax Law, which are recoverable through tax returns or offsetting. The main recoverable taxes are Value Added Tax (IVA), Income Tax (ISR) and withholding taxes.

The balances of recoverable taxes are comprised as follows:

	December 31, 2021		December 31, 2022		December 31, 2023
Recoverable taxes:
ISR	Ps.	590,116	Ps.	69,326	Ps.	645,868
IVA		463,539		516,114		482,353
Withholding taxes		176,542		31,955		20,513
IMPAC		24,338		23,781		1,203
Corporation taxes		-		11,515		96,547
Other		13,108		5,430		6,533
	Ps.	1,267,643	Ps.	658,121	Ps.	1,253,017

c.
Income Tax – Income tax expense (benefit) for the years ended December 31, 2021, 2022 and 2023 consists of the following:

	2021		2022		2023
ISR:
Current	Ps.	2,315,686	Ps.	3,849,778	Ps.	3,616,811
Deferred		(530,140)		(759,566)		(544,721)
	Ps.	1,785,546	Ps.	3,090,212	Ps.	3,072,090

d.
Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2021, 2022 and 2023 is shown below:

	%	2021		%		2022	%	2023
'Income before income taxes		Ps.	7,829,263		Ps.	12,275,686		Ps.	12,761,690
Income tax by applying the weighted average statutory rate (1)	30.0%		2,348,779	30.0%		3,682,706	28.3%		3,615,812
Effects of inflation over monetary assets	(6.0)%		(469,823)	(4.5)%		(547,859)	(3.6)%		(454,352)
(Unrecognized) applied tax loss carryforwards	(1.1)%		(89,782)	((0.0)%		(6,105)	(0.2)%		(28,028)
Employee benefits	0.2%		14,949	(0.1%)		(9,553)	(0.1%)		(17,939)
Other	(0.3)%		(18,577)	(0.2)%		(28,977)	(0.3)%		(43,403)
Effective tax rate	22.8%	Ps.	1,785,546	25.2%	Ps.	3,090,212	24.1%	Ps.	3,072,090

(1)
The tax rate used for the 2021, 2022 and 2023 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.
e.
Assets and liabilities deferred income tax recognized –

Deferred taxes are presented according to the origin of the operations of the individual subsidiaries of the Company as IAS - 12 Income taxes does not allow the offsetting of taxes in accordance with the following:

An entity must offset deferred tax assets with tax deferred tax liabilities if, and only if:

(a)
It has a legally enforceable right to offset before the tax authorities the amounts recognized in these items; and
(b)
deferred tax assets and deferred tax liabilities arising from a tax on profits corresponding to the same fiscal authority, which fall under:
(i)
the same company or taxable entity; or
(ii)
different companies or individuals for tax purposes that seek to either liquidate assets and current tax liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which expected to be settled or recovered significant amounts of assets or liabilities for deferred taxes.

The net assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2021		December 31, 2022		December 31, 2023
Deferred ISR asset (liability):
Expected credit loss	Ps.	30,238	Ps.	40,449	Ps.	37,063
Machinery and equipment		75,671		122,854		139,178
Improvements to concession assets		834,813		1,037,511		1,293,468
Airport concessions and rights to use airport facilities		5,046,004		5,432,747		5,588,605
Other acquired rights		161,316		176,967		183,100
Derivative financial instruments		(5,160)		(87,067)		(50,231)
Other assets		459		492		622
Tax loss carryforwards		6,104		-		28,028
Employee benefits		56,313		66,073		81,562
Accruals		25,128		20,142		36,418
Net deferred income tax asset	Ps.	6,230,886	Ps.	6,810,168	Ps.	7,337,813

The net deferred income tax liability corresponds to the subsidiaries in Jamaica:

	December 31, 2021		December 31, 2022		December 31, 2023
Deferred tax (liability) asset:
Trade receivables	Ps.	(1,204)	Ps.	-	Ps.	4,863
Machinery, equipment and improvements on leased assets		(27,644)		(3,161)		25,309
Improvements to concession assets		(1,702)		(1,461)		(1,089)
Airport concessions		(618,567)		(528,757)		(394,725)
Accruals		42,485		44,575		30,468
Deferred tax liability	Ps.	(606,632)	Ps.	(488,804)	Ps.	(335,174)

f.
Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Mexican Companies:

	December 31, 2021		December 31, 2022		December 31, 2023
Tax loss carryforwards	Ps.	350,611	Ps.	392,549	Ps.	431,934
Deductible tax temporary difference		118,653		132,089		138,326
	Ps.	469,264	Ps.	524,638	Ps.	570,260

The Company does not recognize deferred tax assets on tax loss carryforwards for which it is not probable to generate future taxable profits to utilize such tax losses.

The Company does not recognize deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries, as it has the power to control the reversal date of those temporary differences, and does not expect them to reverse in the foreseeable future.

g.
Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airport of Los Mochis, Manzanillo and IEM. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for IEM, whose losses were originated in 2014 and remains until 2024 for their application. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2021		December 31, 2022		December 31, 2023
Tax loss carryforwards	Ps.	1,189,051	Ps.	1,308,497	Ps.	1,579,920
Unrecognized tax loss carryforwards		(1,168,702)		(1,308,497)		(1,439,780)
Recognized tax loss carryforwards	Ps.	20,349	Ps.	-	Ps.	140,140

h.
Balances and movements of deferred taxes during the period.

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	29,478	Ps.	760	Ps.	—	Ps.	30,238
Machinery, equipment and improvements on leased assets		56,298		19,373		—		75,671
Improvements to concession assets		657,472		177,341		—		834,813
Airport concessions and rights to use airport facilities		4,691,382		354,622		—		5,046,004
Other acquired rights		146,980		14,336		—		161,316
Derivative financial instruments		225,548		(16,094)		(214,614)		(5,160)
Other assets		315		144		—		459
Tax loss carryforwards		95,886		(89,782)		—		6,104
Employee benefits		41,447		15,708		(842)		56,313
Accruals		21,557		3,571		—		25,128
Total deferred tax asset	Ps.	5,966,363	Ps.	479,979	Ps.	(215,456)	Ps.	6,230,886

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	30,238	Ps.	10,211	Ps.	—	Ps.	40,449
Machinery, equipment and improvements on leased assets		75,671		47,183		—		122,854
Improvements to concession assets		834,813		202,698		—		1,037,511
Airport concessions and rights to use airport facilities		5,046,004		386,743		—		5,432,747
Other acquired rights		161,316		15,651		—		176,967
Derivative financial instruments		(5,160)		(38,636)		(43,271)		(87,067)
Other assets		459		33		—		492
Tax loss carryforwards		6,104		(6,104)		—		-
Employee benefits		56,313		10,602		(842)		66,073
Accruals		25,128		(4,986)		—		20,142
Total deferred tax asset	Ps.	6,230,886	Ps.	623,395	Ps.	(44,113)	Ps.	6,810,168

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	40,449	Ps.	(3,386)	Ps.	—	Ps.	37,063
Machinery, equipment and improvements on leased assets		122,854		16,324		—		139,178
Improvements to concession assets		1,037,511		255,957		—		1,293,468
Airport concessions and rights to use airport facilities		5,432,747		155,858		—		5,588,605
Other acquired rights		176,967		6,133		—		183,100
Derivative financial instruments		(87,067)		6,876		29,959		(50,232)
Other assets		492		130		—		622
Tax loss carryforwards		-		28,028		—		28,028
Employee benefits		66,073		16,088		(599)		81,562
Accruals		20,142		16,277		—		36,419
Total deferred tax asset	Ps.	6,810,168	Ps.	498,285	Ps.	29,360	Ps.	7,337,813

	Balance as of January 1, 2021		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2021
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(881)	Ps.	4,818	Ps.	(5,141)	Ps.	(1,204)
Machinery, equipment and improvements on leased assets		(75,262)		23,925		23,693		(27,644)
Improvements to concession assets		(1,731)		102		(73)		(1,702)
Airport concessions		(590,401)		48,921		(77,087)		(618,567)
Accruals		12,796		(27,603)		57,295		42,485
Total deferred tax liability	Ps.	(655,479)	Ps.	50,163	Ps.	(1,313)	Ps.	(606,632)

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,204)	Ps.	2,935	Ps.	(1,731)	Ps.	-
Machinery, equipment and improvements on leased assets		(27,644)		83,377		(58,894)		(3,161)
Improvements to concession assets		(1,702)		101		140		(1,461)
Airport concessions		(618,567)		48,546		41,264		(528,757)
Accruals		42,485		1,212		878		44,575
Total deferred tax liability	Ps.	(606,632)	Ps.	136,171	Ps.	(18,343)	Ps.	(488,804)

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	-	Ps.	4,863	Ps.	-	Ps.	4,863
Machinery, equipment and improvements on leased assets		(3,161)		1,986		26,484		25,309
Improvements to concession assets		(1,461)		89		283		(1,089)
Airport concessions		(528,757)		42,855		91,177		(394,725)
Accruals		44,575		(3,357)		(10,750)		30,468
Total deferred tax liability	Ps.	(488,804)	Ps.	46,436	Ps.	107,194	Ps.	(335,174)